UNITED STATES
OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
OMB Number:   3235-0456
Washington, D.C. 20549
Expires: March 31, 2012

Estimated average burden
hours per response....... 2

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form
before preparing Form.  Please print
or type.

1. Name and address of issuer:
AllianceBernstein Variable Products
Series Fund, Inc.
1345 Avenue of the Americas
New York, New York  10105

2.The name of each series or class
of securities for which this Form is
filed (If the Form is being filed for
all series and classes of securities
of the issuer, check the box but do
not list series or classes):  [  ]

AllianceBernstein Money Market Portfolio
AllianceBernstein Intermediate Bond Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Growth Portfolio
AllianceBernstein International Growth Portfolio
AllianceBernstein Global Thematic Growth Portfolio
AllianceBernstein Small Cap Growth Portfolio
AllianceBernstein Real Estate Investment Portfolio
AllianceBernstein International Value Portfolio
AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Value Portfolio
AllianceBernstein Balanced Wealth Strategy Portfolio
AllianceBernstein Dynamic Asset Allocation Portfolio

3. Investment Company Act File Number:  811-05398
Securities Act File Number:  033-18647

4(a). Last day of fiscal year for which this Form is filed: December 31, 2011

4(b). [__] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4(c). [__] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:
(i)
Aggregate sale price of securities sold
during the fiscal year Pursuant to
section 24(f):
$0
(ii)
Aggregate price of securities redeemed
or repurchased during the fiscal year:
$0
(iii)
Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:
$0
(iv)
Total available redemption credits
[add Item 5(ii) and 5(iii)]:
$0
(v)
Net sales - If Item 5(i) is greater
than Item 5(iv)[subtract Item 5(iv)
from Item 5(i)]:
$0
(vi)
Redemption credits available for use
in future years - if Item 5(i) is less
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:
$0
(vii)
Multiplier for determining
registration fee (See
Instruction C.9):
x
$0.00011460
(viii)
Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
'O' if no fee is due):
=
$0
* For purposes of this Form 24f-2, the
number and aggregate sale price of securities sold and securities sold in reliance upon registration pursuant to rule 24f-2 are -0- and $-0-, respectively, because the issuer sells all of its securities to unmanaged separate accounts that issue interests therein that are registered under the Securities Act of 1933 and on which registration fees have been or will be paid. (See, Instruction
C. 3 to Form 24f-2.)

6. Prepaid Shares
If the response to item 5(i) was
determined by deducting an amount
of securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before October 11, 1997, then report
the amount of securities (number of
shares or other units) deducted here:
N/A.

If there is a number of shares or
other units that were registered
pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year
for which this form is filed that
are available for use by the issuer
in future fiscal years, then state
that number here:
N/A.

7. Interest due - if this Form is being
filed more than 90 days after the end
of the issuer's fiscal year
 (see Instruction D):
+
$0

8. Total of the amount of the
registration fee due plus any
interest due [line 5(viii)
plus line 7]:
=
$0

9. Date the registration fee and
any interest payment was sent to the
Commission's lockbox depository: N/A

Method of Delivery:
[  ]
Wire Transfer
[  ]
Mail or other means

SIGNATURE
This report has been signed
below by the following person
on behalf of the issuer and
in the capacity and on the
date indicated.

By (Signature and Title.)*
/s/ Phyllis J. Clarke

Phyllis J. Clarke
Controller

Date March 12, 2012

*Please print the name
and title of the signing
officer below the
signature.